LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF CARRYING AMOUNTS OF LEASE LIABILITIES RECOGNIZED AND MOVEMENTS

Set out below are the carrying amounts of lease liabilities recognized and the movements during the period:

Industrial areas and office facilities
Balance January 1, 2021	$21
Additions	362
Disposals	(107)
Accumulated interest	25
Exchange rate differences	(24)
Balance December 31, 2021	$277
Additions	859
Disposals	(335)
Accumulated interest	107
Exchange rate differences	(22)
Balance December 31, 2022	$886

	Linked to	December 31, 2022	December 31, 2021

Long Term leases	NIS	$886	$277
Current portion of long-term leases		281	126

		$605	$151